Annual Total Returns [BarChart] - Income Stock Fund - Fund Shares	Dec. 01, 2021
Bar Chart Table:
2011	3.78%
2012	12.70%
2013	31.01%
2014	11.85%
2015	(3.26%)
2016	14.10%
2017	16.63%
2018	(5.49%)
2019	23.64%
2020	0.33%